UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-1899

DREYFUS GROWTH OPPORTUNITY FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end: 2/28

Date of reporting period: 8/31/05

FORM N-CSR

Item 1. Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	Letter from the Chairman
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
15	Financial Highlights
16	Notes to Financial Statements
23	Information About the Review and Approval
of the Fund’s Management Agreement
FOR MORE INFORMATION

Back Cover

Dreyfus

Growth Opportunity Fund, Inc.

The Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for Dreyfus Growth Opportunity Fund, Inc. covers the six-month period from March 1, 2005, through August 31, 2005.Inside,you’ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund’s portfolio managers, David Cameron, Elizabeth Slover and Barry Mills.

On average, stock prices ended the reporting period little changed from where they began. Positive factors, including steady economic growth and higher corporate profits, were largely offset by headwinds caused by sharply higher energy prices and rising short-term interest rates. Midcap stocks produced higher returns than small-cap stocks in this environment, and small-cap stocks generally outperformed large-cap stocks. Also, value-oriented stocks have generally produced better results than their more growth-oriented counterparts in 2005.

Recent shocks to the U.S. economy — including sharply higher gasoline prices and other lingering consequences of Hurricane Katrina —have added a degree of uncertainty to the economic outlook. However, our economists currently expect the economy to continue to grow without either entering a recession or triggering a significant acceleration of inflation. As always, we encourage you to discuss the potential implications of these and other matters with your financial advisor.

Thank you for your continued confidence and support.

2

DISCUSSION OF FUND PERFORMANCE

David H. Cameron, Elizabeth Slover and Barry Mills, Portfolio Managers

How did Dreyfus Growth Opportunity Fund, Inc. perform relative to its benchmark?

For the six-month period ended August 31, 2005, the fund produced a total return of 3.37% .1 In comparison, the fund’s benchmark, the Russell 1000 Growth Index, produced a total return of 4.15% during the same period.2

Although surging energy prices and rising interest rates weighed heavily on investor sentiment, more positive factors, such as steady economic growth and higher corporate earnings, helped support stock prices over the reporting period. In this economic environment, investors generally preferred traditionally defensive, value-oriented shares over their more growth-oriented counterparts. The fund’s return was lower than that of the benchmark, primarily due to weakness in the financials and energy areas.

In June 2005, David H. Cameron and Elizabeth Slover became the fund’s co-primary portfolio managers, joining Barry Mills who remains a co-portfolio manager of the fund with respect to certain market sectors. Mr. Cameron is an employee of Dreyfus and an Executive Vice President and Director of U.S. Equities at The Boston Company Asset Management (TBCAM), an affiliate of Dreyfus. Ms. Slover is an employee of Dreyfus and a Vice President and Director of Equity Research at TBCAM. They replaced Paul Kandel and Christopher Blundin, both of whom left the fund during the reporting period.

What is the fund’s investment approach?

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal.To pursue these goals, the fund invests at least 80% of its assets in stocks issued primarily by U.S. companies.The fund also may invest up to 25% of its assets

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

in foreign securities. The fund’s stock investments may include common stocks, preferred stocks and convertible securities, including, to a limited degree, those issued in initial public offerings.

The fund employs both a “bottom-up” approach and “top-down” approach to investing. When using a “top-down” approach, the fund may overweight or underweight certain market sectors based on an analysis of trends affecting those sectors and other factors. Using fundamental analysis, the fund then seeks companies within those market sectors that management believes have strong industry positions.

When using a “bottom-up” approach, the fund focuses primarily on companies with strong positions in their industries and a catalyst that can trigger a price increase, such as accelerating earnings growth, a corporate restructuring or change in management.The portfolio managers seek to create a growth portfolio with stocks selected based on growth, in this case the sustainability or growth of earnings or cash flow; and financial profile, which measures the financial health of the company.

What other factors influenced the fund’s performance?

Although stocks generally ended the reporting period little changed from where they began, the market was influenced by a number of competing influences. On the positive side, the U.S. economy continued to grow at a moderate pace and many corporations posted earnings that were stronger than analysts expected. Negative factors included rising interest rates and surging oil and gas prices, which threatened to hinder consumer spending and erode corporate profits.

While the fund was market weight in health care through the reporting period, strong stock selection strategy helped make the health care sector a significantly positive contributor to performance. Managed care provider PacifiCare Health Systems posted strong first quarter profit growth, and its stock price rose further after the July announcement of its acquisition by UnitedHealth Group. The stock of biotechnology company Genentech roughly doubled during the reporting period on the strength of positive clinical data for its cancer treatments.

4

In the consumer staples area, food and tobacco conglomerate Altria Group made gains as litigation concerns eased, allowing the company to reaffirm plans for a corporate restructuring designed to unlock shareholder value. Dean Foods, a dairy products producer, continued to rebound over the reporting period after previously suffering from the temporary spike in milk prices in 2004.

More disappointing were the fund’s results in the financials sector, which lagged the benchmark’s financial component. Some of the benchmark’s financial holdings — such as credit card issuer MBNA and asset manager Legg Mason — performed well, and the fund’s relatively light exposure to these holdings detracted from the fund’s performance. The fund’s stock selection strategy in the energy sector also hindered its relative performance, limiting the fund’s participation in the otherwise strong performance of certain oil services companies and refiners.

What is the fund’s current strategy?

As of the end of the reporting period, the fund’s sector allocations roughly matched those of the Russell 1000 Growth Index. However, we have maintained a slight emphasis on technology stocks in anticipation of higher capital expenditures by businesses.We also have held a modestly smaller position than the benchmark in the consumer discretionary sector, where we believe high energy prices, rising interest rates and other concerns may undermine financial results.

September 15, 2005
[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 1000 Growth Index is an unmanaged index which measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES

( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Growth Opportunity Fund, Inc. from March 1, 2005 to August 31, 2005. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment

assuming actual returns for the six months ended August 31, 2005

Expenses paid per $1,000 †	$ 5.23
Ending value (after expenses)	$1,033.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment

assuming a hypothetical 5% annualized return for the six months ended August 31, 2005

Expenses paid per $1,000 †	$ 5.19
Ending value (after expenses)	$1,020.06

† Expenses are equal to the fund’s annualized expense ratio of 1.02%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
August 31, 2005 (Unaudited)

Common Stocks—98.3%	Shares	Value ($)

Consumer Cyclical—1.8%
Marriott International, Cl. A	16,200	1,024,002
Nordstrom	41,910	1,407,338
JC Penney (Holding)	32,210	1,566,372
		3,997,712
Consumer Discretionary—9.4%
Advance Auto Parts	32,500 [a]	1,980,225
Bed Bath & Beyond	36,760 [a]	1,490,618
Coach	39,000 [a]	1,294,410
eBay	42,000 [a]	1,700,580
Hilton Hotels	49,000	1,135,330
Home Depot	85,000	3,427,200
Kohl’s	22,620 [a]	1,186,419
McDonald’s	35,000	1,135,750
Target	41,500	2,230,625
Time Warner	129,500	2,320,640
Viacom, Cl. B	55,500	1,886,445
Walt Disney	50,000	1,259,500
		21,047,742
Consumer Non-Durables—.6%
Polo Ralph Lauren	25,800	1,278,390
Consumer Staples—9.3%
Colgate-Palmolive	35,500	1,863,750
Dean Foods	47,000 [a]	1,736,180
Estee Lauder Cos., Cl. A	29,300	1,183,427
Gillette	58,000	3,124,460
PepsiCo	97,600	5,353,360
Procter & Gamble	100,900	5,597,932
Wal-Mart Stores	44,510	2,001,170
		20,860,279
Electronics—1.0%
Mercury Interactive	30,100 [a]	1,103,767
National Semiconductor	49,300	1,229,049
		2,332,816
Energy—4.1%
Emerson Electric	26,800	1,803,104
Exxon Mobil	19,000	1,138,100

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Energy (continued)
GlobalSantaFe	28,700	1,345,456
Grant Prideco	33,000 [a]	1,216,380
Halliburton	24,000	1,487,280
National Oilwell Varco	20,000 [a]	1,284,200
Noble	12,600	898,380
		9,172,900
Financial—7.4%
American International Group	38,000	2,249,600
Capital One Financial	30,000	2,467,200
CapitalSource	60,000 [a,b]	1,188,000
Countrywide Financial	32,000	1,081,280
Genworth Financial, Cl. A	36,600	1,177,422
Goldman Sachs Group	12,700	1,411,986
JPMorgan Chase & Co.	48,200	1,633,498
MBNA	44,000	1,108,800
Merrill Lynch & Co.	19,900	1,137,484
Prudential Financial	16,800	1,081,416
State Street	17,000 [b]	821,610
Wachovia	23,000	1,141,260
		16,499,556
Health Care—19.6%
Abbott Laboratories	83,000	3,745,790
Amgen	56,000	4,474,400
Cardinal Health	23,000	1,371,030
Community Health Systems	30,000 [a]	1,104,900
Covance	33,500 [a]	1,752,050
Genentech	32,000 [a]	3,006,080
Genzyme	21,000 [a]	1,494,570
Johnson & Johnson	109,000	6,909,510
Eli Lilly & Co.	18,000	990,360
MedImmune	40,000 [a]	1,197,200
Medtronic	76,000	4,332,000
Novartis, ADR	40,000	1,950,000
Omnicare	23,300	1,224,415
PacifiCare Health Systems	25,000 [a]	1,884,500

8

Common Stocks (continued)	Shares	Value ($)

Health Care (continued)
St. Jude Medical	39,000 [a]	1,790,100
UnitedHealth Group	28,000	1,442,000
WellPoint	26,000 [a]	1,930,500
Wyeth	39,000	1,785,810
Zimmer Holdings	18,000 [a]	1,479,060
		43,864,275
Industrial—10.6%
American Standard Cos.	13,000	592,800
Boeing	29,500	1,977,090
Caterpillar	34,400	1,908,856
Danaher	21,000	1,124,760
Empresa Brasileira de Aeronautica, ADR	37,500	1,344,750
General Electric	311,800 [b]	10,479,598
Lockheed Martin	17,000	1,058,080
3M	32,600	2,319,490
Tyco International	26,000	723,580
United Technologies	46,000	2,300,000
		23,829,004
Information Technology—18.2%
Altera	57,000 [a]	1,246,590
Automatic Data Processing	38,100	1,628,775
Cisco Systems	295,000 [a]	5,197,900
Cognizant Technology Solutions, Cl. A	27,000 [a]	1,229,310
Dell	124,400 [a]	4,428,640
EMC	165,500 [a]	2,128,330
Google, Cl. A	8,600 [a]	2,459,600
International Business Machines	36,000	2,902,320
Marvell Technology Group	31,000 [a]	1,462,890
Microchip Technology	73,800	2,296,656
Motorola	154,000	3,369,520
Oracle	219,900 [a]	2,852,103
QUALCOMM	105,600	4,193,376
Texas Instruments	93,200	3,045,776
Yahoo!	74,000 [a,b]	2,467,160
		40,908,946

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)

Materials & Processing—2.4%
BHP Billiton, ADR	36,000	1,127,160
Freeport-McMoRan Copper & Gold, Cl. B	22,500 [b]	948,825
PAN American Silver	72,500 [a]	1,130,275
Praxair	23,500	1,135,050
Rio Tinto, ADR	8,100	1,159,515
		5,500,825
Retail Trade—1.4%
Chico’s FAS	32,940 [a]	1,143,347
CVS	66,900	1,964,853
		3,108,200
Technology—8.3%
Analog Devices	44,000 [b]	1,603,800
Apple Computer	64,200 [a]	3,012,906
Electronic Arts	23,000 [a]	1,317,440
Infosys Technologies, ADR	16,000	1,132,640
KLA-Tencor	23,500	1,192,860
Microsoft	373,900	10,244,860
		18,504,506
Tobacco—1.8%
Altria Group	57,200	4,044,040
Transportation—1.7%
Burlington Northern Santa Fe	22,000	1,166,440
Carnival	17,000	838,780
Norfolk Southern	52,600	1,873,086
		3,878,306
Wireline Communications—.7%
Sprint Nextel	57,038	1,478,985
Total Common Stocks
(cost $193,394,905)		220,306,482

10

	Principal
Short-Term Investments—1.7%	Amount ($)	Value ($)

U.S. Treasury Bills:
3.20%, 9/8/2005	215,000	214,862
3.26%, 9/22/2005	3,653,000	3,646,023
Total Short-Term Investments
(cost $3,860,923)		3,860,885

Investment of Cash Collateral
for Securities Loaned—2.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $4,579,600)	4,579,600 [c]	4,579,600

Total Investments (cost $201,835,428)	102.1%	228,746,967
Liabilities, Less Cash and Receivables	(2.1%)	(4,661,525)
Net Assets	100.0%	224,085,442

ADR—American Depository Receipts
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At August 31, 2005, the total market value of the fund’s securities on loan is $7,000,495 and the total market value of the collateral held by the fund is $7,095,600, consisting of cash collateral of $4,579,600 and U.S. Government and agency securities valued at $2,516,000.
[c] Investment in affiliated money market mutual fund.

Portfolio Summary †

	Value (%)		Value (%)

Health Care	19.6	Energy	4.1
Information Technology	18.2	Short-Term/
Industrial	10.6	Money Market Investments	3.8
Consumer Discretionary	9.4	Materials & Processing	2.4
Consumer Staples	9.3	Other	9.0
Technology	8.3
Financial	7.4		102.1

† Based on net assets.
See notes to financial statements.

The Fund 11

STATEMENT OF ASSETS AND LIABILITIES
August 31, 2005 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $7,000,495)—Note 1(c):
Unaffiliated issuers	197,255,828	224,167,367
Affiliated issuers	4,579,600	4,579,600
Dividends and interest receivable		246,040
Receivable for investment securities sold		183,860
Receivable for shares of Common Stock subscribed		80
Prepaid expenses		34,514
		229,211,461

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		170,479
Cash overdraft due to Custodian		229,346
Liability for securities on loan—Note 1(c)		4,579,600
Payable for shares of Common Stock redeemed		54,881
Accrued expenses		91,713
		5,126,019

Net Assets ($)		224,085,442

Composition of Net Assets ($):
Paid-in capital		209,561,259
Accumulated undistributed investment income—net		73,373
Accumulated net realized gain (loss) on investments		(12,460,729)
Accumulated net unrealized appreciation
(depreciation) on investments		26,911,539

Net Assets ($)		224,085,442

Shares Outstanding
(100 million shares of $.001 par value Common Stock authorized)		26,922,537
Net Asset Value, offering and redemption price per share ($)		8.32

See notes to financial statements.
12

STATEMENT OF OPERATIONS
Six Months Ended August 31, 2005 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $8,802 foreign taxes withheld at source)	1,174,953
Interest	68,528
Income from securities lending	3,195
Total Income	1,246,676
Expenses:
Management fee—Note 3(a)	839,597
Shareholder servicing costs—Note 3(b)	235,496
Professional fees	38,133
Prospectus and shareholders’ reports	15,617
Directors’ fees and expenses—Note 3(c)	10,165
Custodian fees—Note 3(b)	9,982
Registration fees	9,692
Loan commitment fees—Note 2	1,822
Miscellaneous	7,643
Total Expenses	1,168,147
Investment Income—Net	78,529

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	11,467,931
Net unrealized appreciation (depreciation) on investments	(4,085,293)
Net Realized and Unrealized Gain (Loss) on Investments	7,382,638
Net Increase in Net Assets Resulting from Operations	7,461,167

See notes to financial statements.

The Fund 13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	August 31, 2005	Year Ended
	(Unaudited)	February 28, 2005

Operations ($):
Investment income—net	78,529	1,537,881
Net realized gain (loss) on investments	11,467,931	22,346,326
Net unrealized appreciation
(depreciation) on investments	(4,085,293)	(21,633,152)
Net Increase (Decrease) in Net Assets
Resulting from Operations	7,461,167	2,251,055

Dividends to Shareholders from ($):
Investment income—net	(589,478)	(1,786,401)

Capital Stock Transactions ($):
Net proceeds from shares sold	6,004,364	9,849,477
Dividends reinvested	562,501	1,704,603
Cost of shares redeemed	(16,180,317)	(36,013,219)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(9,613,452)	(24,459,139)
Total Increase (Decrease) in Net Assets	(2,741,763)	(23,994,485)

Net Assets ($):
Beginning of Period	226,827,205	250,821,690
End of Period	224,085,442	226,827,205
Undistributed investment income—net	73,373	584,322

Capital Share Transactions (Shares):
Shares sold	748,070	1,246,392
Shares issued for dividends reinvested	71,203	211,322
Shares redeemed	(1,996,372)	(4,546,716)
Net Increase (Decrease) in Shares Outstanding	(1,177,099)	(3,089,002)

See notes to financial statements.
14

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Growth Opportunity Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to provide long-term capital growth consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Investments in registered investment companies are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair

16

value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions.At origination, all loans are secured by cash collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund will be entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund would bear the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy

18

of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $19,917,608 available for federal income taxes to be applied against future net securities profits, if any, realized subsequent to February 28, 2005. If not applied, $2,090,206 of the carryover expires in fiscal 2010 and $17,827,402 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal period ended February 28, 2005 was as follows: ordinary income $1,786,401. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended August 31, 2005, the fund did not borrow under the Facility.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings, commitment fees and extraordinary expenses, exceed 1 1/2% of the value of the fund’s average daily net assets, the Manager will bear such excess expense. During the period ended August 31, 2005, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended August 31, 2005, the fund was charged $120,908 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended August 31, 2005, the fund was charged $69,938 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended August 31, 2005, the fund was charged $9,982 pursuant to the custody agreement.

During the period ended August 31, 2005, the fund was charged $1,885 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $140,811, custody fees $4,848, chief compliance officer fees $1,533, and transfer agency per account fees $23,287.

20

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended August 31, 2005, amounted to $100,328,747 and $113,632,463, respectively.

At August 31, 2005, accumulated net unrealized appreciation on investments was $26,911,539, consisting of $28,603,211 gross unrealized appreciation and $1,691,672 gross unrealized depreciation.

At August 31, 2005, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Legal Matters:

In early 2004, two purported class and derivative actions were filed against Mellon Financial, Mellon Bank, N.A., Dreyfus, Founders Asset Management LLC, and certain directors of the Dreyfus Funds and the Dreyfus Founders Funds (together, the “Funds”) in the United States District Court for the Western District of Pennsylvania. In September 2004, plaintiffs served a Consolidated Amended Complaint (the “Amended Complaint”) on behalf of a purported class of all persons who acquired interests in any of the Funds between January 30, 1999 and November 17, 2003, and derivatively on behalf of the Funds.The Amended Complaint in the newly styled In re Dreyfus Mutual Funds Fee Litigation also named the Distributor, Premier Mutual Fund Services, Inc. and two additional Fund directors as defendants and alleges violations of the Investment Company Act of 1940, the Investment Advisers Act of 1940, the Pennsylvania Unfair Trade Practices and Consumer Protection Law and common-law claims. Plaintiffs seek to recover allegedly improper and excessive Rule 12b-1

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

and advisory fees allegedly charged to the Funds for marketing and distribution services. More specifically, plaintiffs claim, among other things, that 12b-1 fees and directed brokerage were improperly used to pay brokers to recommend the Funds over other funds, and that such payments were not disclosed to investors. In addition, plaintiffs assert that economies of scale and soft-dollar benefits were not passed on to the Funds. Plaintiffs further allege that 12b-1 fees were improperly charged to certain of the Funds that were closed to new investors.The Amended Complaint seeks compensatory and punitive damages, rescission of the advisory contracts, and an accounting and restitution of any unlawful fees, as well as an award of attorneys’ fees and litigation expenses. As noted, some of the claims in this litigation are asserted derivatively on behalf of the Funds that have been named as nominal defendants. With respect to such derivative claims, no relief is sought against the Funds. Dreyfus believes the allegations to be totally without merit and intends to defend the action vigorously. In November 2004, all named defendants moved to dismiss the Amended Complaint in whole or substantial part. Briefing was completed in May 2005.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Funds believe that any of the pending actions will have a material adverse effect on the Funds or Dreyfus’ ability to perform its contract with the Funds.

22

INFORMATION ABOUT THE REVIEW AND APPROVAL
OF THE FUND’S MANAGEMENT AGREEMENT (Unaudited)

At separate meetings of the Fund’s Board of Directors held on June 8-9, 2005, the Board considered the re-approval, through its annual renewal date of June 30, 2006, of the Fund’s Management Agreement, pursuant to which the Manager provides the Fund with investment advisory and administrative services.The Board members who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Fund were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent and Quality of Services Provided to the Fund. The Board members received a presentation from representatives of the Manager regarding services provided to the Fund and other funds in the Dreyfus fund complex, and discussed the nature, extent and quality of the services provided to the Fund pursuant to its Management Agreement.The Manager’s representatives reviewed the Fund’s distribution of accounts and the relationships the Manager has with various intermediaries and the different needs of each. The Manager’s representatives noted the diversity of distribution of the Fund as well as among the funds in the Dreyfus complex, and the Manager’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each of the Fund’s distribution channels.The Board also reviewed the number of shareholder accounts in the Fund, as well as the Fund’s asset size.

The Board members also considered the Manager’s research and portfolio management capabilities and that the Manager also provides oversight of day-to-day Fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered the Manager’s extensive administrative, accounting and compliance infrastructure.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed the Fund’s performance, management fee and expense ratios and placed significant emphasis on comparisons to two groups of comparable funds and Lipper category averages, as applicable. The groups of comparable

The Fund 23

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND ’S MANAGEMENT	AGREEMENT	(Unaudited)	(continued)

funds were previously approved by the Board for this purpose, and were prepared using a Board-approved selection methodology that was based, in part, on selecting non-affiliated funds reported in the Fund’s current Lipper category for one group (current comparison group) and reported in the Fund’s former Lipper category for the other group (former comparison group).The Board members discussed the results of the comparisons for various periods ended April 30, 2005, and noted that the Fund’s total return performance for the 1-year, 3-year and 5-year periods was above the current comparison group and current Lipper category averages and ranked in the top half of its current comparison group for those periods.The Board noted that the Fund’s performance for the 3-month and year-to-date periods also was above the current Lipper category average, but ranked in the bottom half of the current comparison group for such periods.The Board noted that the Fund’s total return performance for the 10-year period was below the current comparison group and current Lipper category averages and ranked in the bottom half of the current comparison group.The Board members noted that the Fund’s performance was below the former comparison group and former Lipper category averages and ranked in the bottom half of its former comparison group for each period. The Board members also discussed the Fund’s expense ratio, noting that it was lower than the averages of both comparison groups and both Lipper categories.The Board reviewed the range of management fees in each of the comparison groups and noted that the Fund’s management fee ranked in the top half (i.e., lower than most others) of its current comparison group and in the bottom half (i.e., higher than most others) of its former comparison group.

Representatives of the Manager reviewed with the Board members the fees paid to the Manager or its affiliates by mutual funds managed by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund (the “Similar Funds”), and noted that there were no other accounts managed or sub-advised by the Manager or its affiliates with similar investment objectives, policies and strategies as the Fund.The Similar Funds were mutual funds included in the Fund’s current and former Lipper categories, including insurance product funds

24

related to the Fund’s former Lipper category.The Manager’s representatives also reviewed the costs associated with distribution through intermediaries. The Board analyzed differences in fees paid to the Manager and discussed the relationship of the advisory fees paid in light of the Manager’s performance and the services provided. It was noted that the Similar Funds included four unitary fee structure funds that had higher management fees than the fee borne by the Fund and that several of the other funds had the same or lower management fee as the fee borne by the Fund.The Board members considered the relevance of the fee information provided for the Similar Funds managed by the Manager to evaluate the appropriateness and reasonableness of the Fund’s advisory fees.

Analysis of Profitability and Economies of Scale. The Manager’s representatives reviewed the dollar amount of expenses allocated and profit received by the Manager and the method used to determine such expenses and profit. The Board received and considered information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus mutual fund complex.The consulting firm also analyzed where economies of scale might emerge as assets grow.The Board members evaluated the analysis in light of the relevant circumstances for the Fund, including the decline in Fund assets and the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.The Board members also considered potential benefits to the Manager from acting as investment adviser and noted the soft dollar arrangements with respect to trading the Fund’s portfolio.

It was noted that the Board members should consider the Manager’s profitability with respect to the Fund as part of their evaluation of whether the fee under the Management Agreement bears a reasonable relationship to the mix of services provided by the Manager, including the nature, extent and quality of such services and that a discussion of economies of scale are predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that the Manager may

The Fund 25

INFORMATION ABOUT THE	REVIEW AND	APPROVAL	OF THE
FUND’S MANAGEMENT	AGREEMENT	( U n a u d i t e d )	( c o n t i n u e d )

have realized any economies of scale would be less. It also was noted that the profitability percentage for managing the Fund was within ranges determined by appropriate court cases to be reasonable given the services rendered and, given the Fund’s overall performance and generally superior service levels provided.

At the conclusion of these discussions, each Director expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to continuation of the Fund’s Management Agreement. Based on their discussions and considerations as described above, the Board made the following conclusions and determinations.

•	The Board concluded that the nature, extent and quality of the ser-
vices provided by the Manager are adequate and appropriate.
•	The Board generally was satisfied with the Fund’s 1-year, 3-year and
5-year performance as compared to its current Lipper category average and current comparison group.
•	The Board concluded that the fee paid by the Fund to the Manager was reasonable in light of comparative performance and expense and advisory fee information, costs of the services provided and profits to be realized and benefits derived or to be derived by the
Manager from its relationship with the Fund.
•	The Board determined that, given the current size and characteris-
tics of the Fund, it was difficult to specifically identify any economies of scale that might be realized merely through an
increase in the assets of the Fund.The Board noted that it appeared that the benefits of any economies of scale would be appropriately shared with shareholders through increased investment in fund management and administration resources.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year, and, without any one factor being dispositive, the Board determined that approval of the Fund’s Management Agreement was in the best interests of the Fund and its shareholders.

26

NOTES

For More Information

Dreyfus	Transfer Agent &
Growth Opportunity Fund, Inc.	Dividend Disbursing Agent
200 Park Avenue	Dreyfus Transfer, Inc.
New York, NY 10166	200 Park Avenue
Manager	New York, NY 10166
The Dreyfus Corporation	Distributor
200 Park Avenue	Dreyfus Service Corporation
New York, NY 10166	200 Park Avenue
Custodian	New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA 15258

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2005, is available through the fund’s website at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Schedule of Investments.
Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED-END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Growth Opportunity Fund, Inc.
By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	October 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	October 28, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	October 28, 2005

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)